Exhibit 99
Ford Credit Auto Lease Trust 2024-B
Monthly Investor Report

Transaction Month	2	Payment Date	September 16, 2024
Collection Period	August, 2024

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-265473-06 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

		Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2024-B Reference Pool Balance		$1,560,549,313.15	$1,542,223,376.26	$1,522,057,513.38	0.9753345
Total Note Balance		$1,451,290,000.00	$1,424,091,212.33	$1,396,416,656.31	0.9621900

Total Overcollateralization		$109,259,313.15	$118,132,163.93	$125,640,857.07

2024-B Exchange Note Balance		$1,496,175,257.73	$1,469,648,407.68	$1,442,992,460.89	0.9644542
2024-B Exchange Note Overcollateralization		$64,374,055.42	$72,574,968.58	$79,065,052.49

Overcollateralization			Beginning of Period	End of Period
2024-B Reference Pool Balance as a % of Total Note Balance			108.30%	109.00%
2024-B Reference Pool Balance as a % of 2024-B Exchange Note Balance			104.94%	105.48%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	5.46500%	$124,000,000.00	$96,801,212.33	$69,126,656.31	0.5574730
Class A-2a Notes	5.18000%	$183,000,000.00	$183,000,000.00	$183,000,000.00	1.0000000
Class A-2b Notes*	5.75353%	$340,550,000.00	$340,550,000.00	$340,550,000.00	1.0000000
Class A-3 Notes	4.99000%	$523,550,000.00	$523,550,000.00	$523,550,000.00	1.0000000
Class A-4 Notes	4.99000%	$78,900,000.00	$78,900,000.00	$78,900,000.00	1.0000000
Class B Notes	5.18000%	$56,170,000.00	$56,170,000.00	$56,170,000.00	1.0000000
Class C Notes	0.00000%	$70,220,000.00	$70,220,000.00	$70,220,000.00	1.0000000
Class D Notes	0.00000%	$74,900,000.00	$74,900,000.00	$74,900,000.00	1.0000000
Total		$1,451,290,000.00	$1,424,091,212.33	$1,396,416,656.31	0.9621900

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$27,674,556.02	$223.18	$470,238.78	$3.79	$28,144,794.80	$226.97
Class A-2a Notes	$0.00	$0.00	$789,950.00	$4.32	$789,950.00	$4.32
Class A-2b Notes	$0.00	$0.00	$1,741,657.46	$5.11	$1,741,657.46	$5.11
Class A-3 Notes	$0.00	$0.00	$2,177,095.42	$4.16	$2,177,095.42	$4.16
Class A-4 Notes	$0.00	$0.00	$328,092.50	$4.16	$328,092.50	$4.16
Class B Notes	$0.00	$0.00	$242,467.17	$4.32	$242,467.17	$4.32
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$27,674,556.02	$19.07	$5,749,501.33	$3.96	$33,424,057.35	$23.03

II. POOL INFORMATION

2024-B Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,872,856,828.16	$1,542,223,376.26	$977,586,230.62
Change	$(29,020,585.04)	$(20,165,862.88)	$2,813,448.97
End of Period	$1,843,836,243.12	$1,522,057,513.38	$980,399,679.59
Residual Portion of Securitization Value as % of Securitization Value at end of period			64.41%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	46,096	181	45,915	251	45,664

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				25.0	24.0

Ford Credit Auto Lease Trust 2024-B
Monthly Investor Report

Transaction Month	2	Payment Date	September 16, 2024
Collection Period	August, 2024

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		198	$6,494,118.77	0.43%
61 - 90 Days Delinquent		21	$752,184.10	0.05%
91- 120 Days Delinquent		1	$52,737.05	0.00%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		220	$7,299,039.92	0.48%

Delinquency Trigger (61+ Delinquent Leases): Trigger: 0.45%

61+ Delinquent Leases Balance to EOP Pool Balance				0.0529%
Delinquency Trigger Occurred				No

Payment Extensions Granted in the Current Collection Period
		Number of Leases****	Securitization Value
1 Month Extended		100	$3,325,704.67
2 Months Extended		83	$3,060,054.03
3+ Months Extended		38	$1,173,679.50
Total		221	$7,559,438.20

		Current Period	Cumulative
Prepayment Speed		0.49%	0.44%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$25,025,248.72
plus: Payoffs				$8,764,623.71
plus: Other (including extension fees, excess charges, etc.)				$181,279.27
minus: Payaheads				$(1,256,803.16)
plus: Payahead Draws				$815,339.78
plus: Advances				$1,095,865.47
minus: Advance Reimbursement Amounts				$(685,799.65)
plus: Administrative Reallocation Amounts				$81,089.53
plus: Net Sale Proceeds				$699,823.42
plus: Recoveries				$443.84
Total Collections				$34,721,110.93
				0
Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$34,721,110.93

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$1,285,186.15	$1,285,186.15	$33,435,924.78	$0.00
2024-B Exchange Note Interest Payment	$6,779,977.99	$6,779,977.99	$26,655,946.79	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$26,655,946.79	$0.00
Reserve Account Deposit	$0.00	$0.00	$26,655,946.79	$0.00
2024-B Exchange Note Principal Payment	$54,967,531.64	$26,655,946.79	$0.00	$(28,311,584.85)
Shared Amounts	$0.00	$0.00	$0.00	$0.00
Excess Exchange Note Amounts	$0.00	$0.00	$0.00	$0.00
Total	$63,032,695.78	$34,721,110.93	$0.00	$(28,311,584.85)

Ford Credit Auto Lease Trust 2024-B
Monthly Investor Report

Transaction Month	2	Payment Date	September 16, 2024
Collection Period	August, 2024

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2024-B Exchange Note Interest Payment				$6,779,977.99
2024-B Exchange Note Principal Payment				$26,655,946.79
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$0.00

Total				$33,435,924.78

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$33,435,924.78	$0.00
Administration Fee	$11,867.43	$11,867.43	$33,424,057.35	$0.00
Class A-1 Interest	$470,238.78	$470,238.78	$32,953,818.57	$0.00
Class A-2a Interest	$789,950.00	$789,950.00	$32,163,868.57	$0.00
Class A-2b Interest	$1,741,657.46	$1,741,657.46	$30,422,211.11	$0.00
Class A-3 Interest	$2,177,095.42	$2,177,095.42	$28,245,115.69	$0.00
Class A-4 Interest	$328,092.50	$328,092.50	$27,917,023.19	$0.00
Total Class A Interest	$5,507,034.16	$5,507,034.16		$0.00
First Priority Principal Payment	$0.00	$0.00	$27,917,023.19
Class B Interest	$242,467.17	$242,467.17	$27,674,556.02	$0.00
Second Priority Principal Payment	$0.00	$0.00	$27,674,556.02
Class C Interest	$0.00	$0.00	$27,674,556.02	$0.00
Third Priority Principal Payment	$0.00	$0.00	$27,674,556.02
Class D Interest	$0.00	$0.00	$27,674,556.02	$0.00
Specified Reserve Deposit	$0.00	$0.00	$27,674,556.02	$0.00
Regular Principal Payment	$54,967,531.64	$27,674,556.02	$0.00	$(27,292,975.62)
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00
Remaining Funds to Holder of Residual Interest	$0.00	$0.00	$0.00	$0.00
Total	$60,728,900.40	$33,435,924.78	$0.00	$(27,292,975.62)

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$2,067,547.87
plus: Additional Advances				$1,095,865.47
minus: Advance Reimbursement Amounts				$(685,799.65)
End of Period Advance Balance				$2,477,613.69

Payaheads
Beginning of Period Payahead Balance				$2,451,880.24
plus: Additional Payaheads				$1,256,803.16
minus: Payahead Draws				$(815,339.78)
End of Period Payahead Balance				$2,893,343.62

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				3,901,373.29
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$3,901,373.29
Memo: Required Reserve Amount				$3,901,373.29

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$152,933,832.69
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				125,640,857.07

Ford Credit Auto Lease Trust 2024-B
Monthly Investor Report

Transaction Month	2	Payment Date	September 16, 2024
Collection Period	August, 2024

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	225	403	$7,204,248.57	$13,233,297.13
Standard Terminations	1	2	$19,684.49	$40,986.08
Total Retained	8/13/1900 0:00	405	$7,223,933.06	$13,274,283.21

Returned Vehicles
Early Terminations	21	23	$639,168.47	$696,594.39
Standard Terminations	0	0	$0.00	$0.00
Total Returned	1/21/1900 0:00	23	$639,168.47	$696,594.39

Charged Off / Repossessed Vehicles	1	1	$23,804.84	$23,804.84
Removals by Servicer and Other	3	3	$81,096.66	$81,096.66
Total Terminations	251	432	$7,968,003.03	$14,075,779.10

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			8.37%	5.32%
Early Termination Rate (Early Terminations / Total Terminations)			98.01%	98.61%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$8,461,267.05
plus: Payahead draws			$131,337.05
minus: Unreimbursed Advances			$(22,186.72)
minus: Securitization Value of Retained Vehicles			$(7,223,933.06)
Total	226	405	$1,346,484.32	$2,494,137.97
Gain (Loss) Per Retained Vehicle			$5,957.90	$6,158.37

Gain (Loss) on Returned Vehicles
Customer Payments			$76,588.02
plus: Net Sale Proceeds			$680,568.90
plus: Payahead Draws			$3,231.02
minus: Unreimbursed Advances			$0.00
minus: Securitization Value of Returned Vehicles			$(639,168.47)
Total	21	23	$121,219.47	$125,143.74
Gain (Loss) Per Returned Vehicle			$5,772.36	$5,441.03

Credit Gain (Loss) Charged Off / Repo Vehicles	1	1	$(18,661.64)	$(18,661.64)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(18,661.64)	$(18,661.64)
Recoveries			$(8.27)	$(8.27)

Total Gain (Loss)	248	429	$1,449,033.88	$2,600,611.80
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$5,842.88	$6,062.03

Removals by Servicer and Other	3	3

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$680,568.90
plus: Excess Wear and Use and Excess Mileage Assessed			$8,678.84
minus: Residual Portion of Securitization Value			$(552,264.63)
Total	$21.00	23	$136,983.11	$148,350.30
Residual Gain (Loss) Per Returned Vehicle			$6,523.01	$6,450.01

Ford Credit Auto Lease Trust 2024-B
Monthly Investor Report

Transaction Month	2	Payment Date	September 16, 2024
Collection Period	August, 2024

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	N/A
Second Prior Collection Period	N/A
Prior Collection Period	0.89%
Current Collection Period	1.13%
Four Month Average (Current and Prior Three Collection Periods)	N/A

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	0.17%

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement: Benchmark	N/A

Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

* Tranche A2b note interest rate is floating based on 30-day average SOFR + 0.40%.
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.
***The Weighted Average is calculated based on Securitization Value.
****Excludes leases that were extended and closed accounts during the Collection Period.